TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	₽ (4,318)		₽ (2,344)	₽ (2,160)
Allowance for doubtful accounts				(2,880)
Accounts receivable written off				2,696
Balance, end of the year	(4,203)	₽ (4,318)	(4,318)	(2,344)
Trade and other receivables
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	(4,318)	(2,577)	(2,344)
Additional allowance required under IFRS 9					₽ (233)
Allowance for doubtful accounts	(4,290)	(3,210)
Accounts receivable written off	4,276	2,948
Disposal/(Acquisition) of subsidiaries	129	(1,479)
Balance, end of the year	₽ (4,203)	₽ (4,318)	₽ (4,318)	₽ (2,344)